Impairment of Goodwill and Other Non-Current Assets - Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period (Detail)	Dec. 31, 2018	Dec. 31, 2017
Payable in 1 year [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	11.10%	9.19%
Payable in 1 year [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.60%	17.72%
Payable in 1 year [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	5.00%	4.00%
Payable in 1 year [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.30%	2.90%
Payable in 2 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	11.10%	9.19%
Payable in 2 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.60%	17.72%
Payable in 2 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.30%	4.00%
Payable in 2 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.30%	2.90%
Payable in 3 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	11.10%	9.19%
Payable in 3 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.60%	17.72%
Payable in 3 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.80%	4.00%
Payable in 3 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.10%	2.90%
Payable in 4 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	11.10%	9.19%
Payable in 4 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.60%	17.72%
Payable in 4 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
Payable in 4 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.10%	2.80%
Payable in 5 years [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	11.10%	9.19%
Payable in 5 years [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate, %	23.60%	17.72%
Payable in 5 years [member] | Russia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	4.00%	4.00%
Payable in 5 years [member] | Europeans countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate	3.00%	2.80%